SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

–

Rule 23c-2 Notice of Intention to

Redeem Securities

of

–

DTF TAX-FREE INCOME INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-04915

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance upon no-action relief previously granted by the Commission staff to another issuer under similar facts and circumstances.

(1)	Title of the class of securities of DTF Tax-Free Income Inc. (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2021,

par value $0.01 per share, liquidation preference $100,000 per share

(CUSIP No. 23334J404) (the “Preferred Shares”).

(2)	Date on which the securities are to be called or redeemed:

November 12, 2020

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares, filed by the Fund on January 8, 2016 (the “Articles Supplementary”). All of the Preferred Shares are beneficially owned by a single holder, who has waived the minimum advance notice period set forth in the foregoing provision of the Articles Supplementary.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all 650 of the outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of November, 2020.

DTF TAX-FREE INCOME INC.

By:	/s/ Daniel J. Petrisko
Name: Daniel J. Petrisko
Title: Senior Vice President